SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 97.1%

Education/Student Loan - 15.7%

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,055,819

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,544,421

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	470,000	5.00	7/1/29	470,198

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,575,000	5.25	7/1/37	1,576,112

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,310

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,000,181

Duluth Hsg. & Redev. Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,009,830

Duluth Hsg. & Redev. Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	287,689

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,675

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	871,031

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	215,000	4.00	11/1/26	214,689

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,723,719

Hugo Charter School Lease Rev. (Noble Academy Proj.)	615,000	5.00	7/1/29	615,263

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,269

Independence Charter School Lease Rev. (Beacon Academy Proj.)	80,000	4.25	7/1/26	80,000

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	749,540

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,194,362

Independence Charter School Lease Rev. (Paladin High School Proj.)	195,000	3.25	6/1/31	180,634

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,034,556

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	440,000	4.00	12/1/31	372,446

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,036,575

Minneapolis School Lease Rev. (Twin Cities International School) [4]	425,000	4.25	12/1/27	424,369

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	981,972

MN Health & Education Facs. Auth. Rev. (Augsburg College)	2,675,000	4.25	5/1/40	1,898,774

MN Health & Education Facs. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	941,259

MN Health & Education Facs. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,900,590

MN Health & Education Facs. Auth. Rev. (Macalester College)	1,485,000	5.25	3/1/56	1,582,664

MN Health & Education Facs. Auth. Rev. (Macalester College)	2,000,000	5.50	3/1/66	2,170,542

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,043,360

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	3,000,000	5.00	10/1/52	3,039,487

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	751,127

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,121,636

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	881,104

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,928,218

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,739,050

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,921,801

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,105,611

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	990,114

Savage Charter School Lease Rev. (Aspen Academy)	90,000	4.00	10/1/26	89,837

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,742,928

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,552

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,350

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	694,933

St. Paul Hsg. & Redev. Auth. (German Immersion School)	700,000	5.00	7/1/33	700,352

JUNE 30, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	585,000	4.50	12/1/29	560,337

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	570,000	3.00	6/1/31	463,526

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	725,870

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	75,000	2.00	9/1/26	74,685

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	964,724

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	625,000	3.00	12/1/29	606,527

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	556,469

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	831,162

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	1,000,000	6.38	6/15/61	1,011,352

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	475,000	4.13	9/1/47	418,437

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	555,000	5.50	9/1/55	556,494

Woodbury Charter School Lease Rev. (Math & Science Academy) [4]	3,000,000	5.25	6/1/45	2,927,104

				63,665,636

General Obligation - 8.8%

American Samoa Economic Dev. Auth. Rev. 11, [4]	750,000	5.25	9/1/45	763,857

Belle Plaine Independent School District No. 716	500,000	5.00	2/1/52	520,595

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	899,144

Duluth Independent School District No. 709	2,000,000	4.00	9/30/26	2,003,758

Itasca County Independent School District No. 318	3,000,000	2.00	2/1/39	2,336,282

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,235,175

Itasca G.O.	2,000,000	2.38	2/1/45	1,416,688

Itasca G.O.	4,000,000	2.50	2/1/50	2,586,640

Madison Lake G.O.	590,000	2.13	2/1/42	408,844

Mankato Independent School District No. 77	1,150,000	4.00	2/1/42	1,165,789

Minnesota G.O.	5,000,000	2.00	9/1/40	3,731,040

Moorhead G.O.	510,000	2.13	2/1/42	359,526

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,623

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	1,033,501

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,063,914

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,003,564

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	755,232

Roseau Independent School District No. 682	400,000	2.25	2/1/46	267,936

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	1,017,408

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	760,287

Waite Park G.O.	750,000	5.00	12/15/50	786,164

White Bear Lake Independent School District No. 624	8,350,000	3.00	2/1/43	7,204,589

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,095,555

				35,416,111

Hospital/Health Care - 16.5%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,067,550

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	521,145

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,041,156

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	639,806

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	900,000	5.75	8/1/30	891,981

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,028,926

Duluth Economic Dev. Auth. Rev. (Essential Health Obligation)	8,900,000	5.00	2/15/53	8,940,934

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	356,463

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	733,264

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,138,614

Hayward Hsg. & Health Care Facs. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) 2, [5]	1,900,000	5.00	10/1/34	1,016,500

Lakes Area Economic Dev. Auth. Rev. (Vivie Nelson Care Center Proj.)	850,000	5.50	11/1/46	869,241

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	831,066

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,122,691

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,717,457

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,081,140

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,501,937

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	7,700,000	5.25	1/1/54	7,975,432

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,265,000	5.50	8/1/28	1,265,126

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	999,987

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	167,986

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	188,197

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	199,332

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,219,980

Rochester Health Care Facs. Rev. (Mayo Clinic)	2,000,000	4.00	11/15/43	2,011,758

Rochester Health Care Facs. Rev. (Mayo Clinic)	2,000,000	4.00	11/15/44	1,999,685

Rochester Health Care Facs. Rev. (Mayo Clinic)	4,000,000	4.38	11/15/53	3,909,248

Rochester Health Care Facs. Rev. (Mayo Clinic)	500,000	5.00	11/15/57	517,943

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,429,787

St. Cloud Centracare Health System Rev.	3,425,000	5.00	5/1/54	3,513,407

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,164,251

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,042,012

St. Paul Hsg. & Redev. Auth. Rev. (Episcopal Homes Obligated Group) [4]	1,750,000	5.63	11/1/46	1,788,742

				66,892,744

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	948,088

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	981,925

				1,930,013

Multifamily Mortgage - 20.6%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	999,919

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	297,068

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	419,008

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	695,245

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	595,560

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,917,622

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	400,000	5.38	9/1/45	419,413

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	500,000	5.50	9/1/55	516,800

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	1,750,000	5.63	9/1/65	1,784,796

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	200,000	6.75	1/1/27	186,499

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	896,323

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,203,050

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	491,112

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,233,445

JUNE 30, 2026	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,518,489

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,079,145

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,500,889

Brainerd Senior Hsg. & Health Care Facs. Rev. (Pinecrest of Country Manor Proj.)	1,000,000	6.00	5/1/55	1,035,060

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,482

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	172,696

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	180,189

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	434,058

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	384,418

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	2,500,000	4.00	1/1/42	2,500,209

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	1,034,515

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,750,000	3.55	4/1/39	2,346,972

Duluth Hsg. & Redev. Auth. Rev. (Pennel Park Proj.)	1,234,518	4.50	8/1/41	1,272,908

Duluth Hsg. & Redev. Auth. Rev. (Woodland Garden Apartments)	1,293,000	4.95	8/1/42	1,387,710

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,157,883	3.75	11/1/34	3,148,322

Hayward Health Care Facs. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	1,350,000	5.38	8/1/34	934,933

Hayward Health Care Facs. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	500,000	5.75	2/1/44	337,674

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,500,000	5.13	1/1/40	2,505,302

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,482,596	2.35	2/1/38	3,701,524

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	375,011

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,499,936

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,752,127	3.00	11/1/34	1,641,694

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	140,000	4.65	9/1/26	139,773

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	970,976

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	233,132

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,313,772

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	141,742

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,957,377

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,502,396

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	955,524

Oakdale Hsg. & Health Care Facs. Rev. (Ebenezer Obligated Group)	2,550,000	5.70	12/1/50	2,604,466

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	640,000	6.38	12/1/33	640,765

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,842

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,195

Sartell Health Care & Hsg. Facs. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,150,432

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,565,000	5.13	1/1/39	1,547,423

Shakopee Senior Hsg. Rev. (Benedictine Senior Living Obligated Group)	1,500,000	5.75	11/1/55	1,531,830

St. Bonifacius Health Care Rev. (Augustana Chapel View Homes, Inc. Proj.)	2,225,000	6.00	6/1/45	2,314,551

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,407,412

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,039,131

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	725,000	4.25	12/1/27	725,621

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,400,632

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	605,000	5.30	11/1/30	605,111

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,589,787

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,820,418

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Norris Proj.)	1,000,000	5.25	6/1/51	995,882

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Norris Proj.)	2,500,000	5.50	6/1/62	2,508,092

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	835,700

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,433,259

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,000,002

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,739,966

				83,256,205

Municipal Lease - 3.6% [9]

Big Lake Economic Dev. Auth. Rev. (Option To Purchase Proj.)	3,825,000	5.00	2/1/52	3,942,696

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	996,612

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	735,815

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	463,841

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,814,100

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,002,860

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,836

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	382,549

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	770,856

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	589,623

Rum River Special Education Cooperative	1,200,000	5.50	2/1/46	1,234,212

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,454

				14,435,454

Other Revenue Bonds - 3.4%

Crystal Governmental Facs. Rev.	31,309	5.10	12/15/26	31,076

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,500,378

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/43	1,085,240

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/44	1,077,998

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/45	1,071,102

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	2,000,000	5.00	12/1/36	2,078,241

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	32,000	6.38	2/15/28	32,018

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	451,000	7.00	2/15/28	452,784

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	120,000	7.50	2/15/28	120,360

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,105,000	5.00	8/1/36	3,106,985

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,999,912

				13,556,094

Single Family Mortgage - 21.2%

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,708,545

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	6,073,009

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,412,594

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	5,675,845

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,319,040	3.30	5/1/48	1,184,519

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	418,295	3.75	11/1/48	389,266

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	457,672	3.45	3/1/49	415,528

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	740,366	3.15	6/1/49	666,630

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	750,090	2.47	1/1/50	612,343

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	4,517,081

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,635,000	2.50	7/1/51	4,035,069

JUNE 30, 2026	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,680,000	2.20	7/1/41	1,302,715

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	348,114

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,458,585

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,530,000	2.63	1/1/40	3,881,279

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,814,322

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,974,652

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	22,000	3.80	7/1/38	21,663

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,420,000	2.80	1/1/44	2,862,849

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,250,000	2.70	7/1/44	1,857,772

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,608,998

MN Hsg. Fin. Agy. Rev. [8]	925,000	5.35	7/1/36	969,705

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,340,469

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,767,350

MN Hsg. Fin. Agy. Rev.	5,000,000	2.20	1/1/51	3,314,700

MN Hsg. Fin. Agy. Rev.	7,680,000	2.35	7/1/41	6,128,185

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,987,616

MN Hsg. Fin. Agy. Rev.	1,625,000	5.00	7/1/53	1,683,844

MN Hsg. Fin. Agy. Rev.	810,000	6.00	7/1/53	863,690

MN Hsg. Fin. Agy. Rev.	4,750,000	4.60	1/1/47	4,785,985

MN Hsg. Fin. Agy. Rev.	875,000	6.25	1/1/54	942,318

MN Hsg. Fin. Agy. Rev.	1,170,000	5.10	7/1/42	1,246,089

MN Hsg. Fin. Agy. Rev.	1,590,000	5.15	7/1/45	1,642,289

MN Hsg. Fin. Agy. Rev.	990,000	6.00	1/1/53	1,047,976

				85,541,594

Transportation - 3.7%
Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	503,732
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	4,500,000	5.25	1/1/49	4,735,545
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	3,250,000	5.00	1/1/47	3,312,028
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,650,000	5.25	1/1/47	2,758,554
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,625,056
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	500,000	5.00	1/1/52	512,081
Minneapolis-St Paul Metropolitan Airports Commission Rev.	1,375,000	5.00	1/1/52	1,418,427

				14,865,423

Utility - 3.1%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,000,792
Guam Govt. Waterworks Auth. Rev. [11]	1,000,000	5.50	7/1/55	1,050,407
MN Muni. Gas Agy. Rev.	7,000,000	5.00	9/1/35	7,304,461
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	502,945
Rochester Electric Utility Rev.	400,000	5.00	12/1/47	401,462
St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	785,334
St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	683,643

				12,729,044

Total Municipal Bonds (cost: $424,803,914)				392,288,318

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Total Investments in Securities - 97.1% (cost: $424,803,914)				392,288,318

Other Assets and Liabilities, net - 2.9%				11,899,045

Net Assets - 100.0%				$404,187,363

1

Variable rate security. Rate disclosed is as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of June 30, 2026 was $2,289,107 and represented 0.6% of net assets.
4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $13,824,710 and represented 3.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2026 was $2,289,107 and represented 0.6% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2026, 4.8% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of June 30, 2026 was $14,435,454 and represented 3.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2026 was $6,370,483 and represented 1.6% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	392,288,318	—	392,288,318

Total:	—	392,288,318	—	392,288,318

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2026	7